Accounts Payable and Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Payable and Accrued Expenses
Accrued 2023 Lilly License costs	$ 5,000	$ 10,000
Accrued research and development costs	7,246	6,091	$ 490
Accounts payable	1,485	2,749	2,010
Accrued bonus	390	1,201	141
Accrued consulting fees		150	451
Other accrued expenses		111	681
Accrued offering costs			655
Total accounts payable and accrued expenses	$ 14,674	$ 20,302	$ 4,428